Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
VARIABLE INTEREST ENTITIES [Abstract]
Financial Information of Consolidated VIEs

	As of December 31, (in thousands)
	2012	2013
ASSETS:
Cash and cash equivalents	$57,517	$107,356
Short-term investments	51,720	—
Accounts receivable, net	21,610	31,245
Prepaid expense	782	1,659
Other receivable	26,061	19,843
Due from affiliates	102,300	223,485
Due from Sohu Group	431	392
Others	2,219	1,826

Total current assets	262,640	385,806

Goodwill	116,992	128,139
Deferred tax assets and provision	777	479
Other non-current assets	49,956	91,929

Total assets	$430,365	$606,353

LIABILITIES:
Accounts payable	$8,677	$25,986
Accrued and other short-term liabilities	38,033	21,160
Due to affiliates	36,446	226,510
Receipts in advance and deferred revenue	43,027	43,252
Tax payable	9,923	1,453

Total current liabilities	136,106	318,361

Other long-term liabilities	3,846	7,939

Total liabilities	$139,952	$326,300

	For the Year ended December 31, (in thousands)
	2011	2012	2013
Net revenue	$434,018	$613,629	$719,253
Net income (loss)	50,683	99,276	(1,170)

	For the Year ended December 31, (in thousands)
	2011	2012	2013
Net cash provided by operating activities	$56,622	$66,739	$102,086
Net cash used in investing activities	(80,971)	(43,087)	(53,925)
Net cash used in financing activities	—	(13,106)	—